Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Number of common shares issued in private placement, pre-split
Schedule of future minimum lease payments
June 30, 2019, remaining	$30,432
June 30, 2020	$171,727
June 30, 2021	$125,419
June 30, 2022	$70,842

The Company leases office space. Future minimum lease payments are as follows:

June 30, 2019	$29,024
June 30, 2020	$31,900
June 30, 2021	$16,225

The Company does not have a concentration of revenues from any individual customer (less than 10%).

To the best of the Company’s knowledge and belief, no legal proceedings of merit are currently pending or threatened against the Company.